CONVERTIBLE BONDS PAYABLE - Interest expenses related to the convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE BONDS PAYABLE
Contractual interest	¥ 196,665	¥ 202,776	¥ 48,996
Amortization of issuance cost	16,342	20,015	16,813
Total interest expenses	¥ 213,007	¥ 222,791	¥ 65,809